UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08741
Merrimac Series
(Exact name of registrant as specified in charter)
200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Susan C. Mosher, Secretary of the Merrimac Series Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant's telephone number, including area code:		(888) 637-7622

Date of fiscal year end:	12/31/2005

Date of reporting period:	03/31/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2005 is filed herewith.

Merrimac Series (Unaudited)

The funds in the Merrimac Series are organized in a “master-feeder” structure under which each fund invests all of its investable assets in a corresponding series of the Merrimac Master Portfolio which has substantially the same investment objectives and policies.  The following summarizes the component entities:

Feeder Fund	Master Portfolio	Percent of Master Portfolio Interests Owned by Feeder Fund as of March 31, 2005
Cash Series	Cash Portfolio	69.64%
Prime Series	Prime Portfolio	99.99%
Treasury Series	Treasury Portfolio	99.99%
Treasury Plus Series	Treasury Plus Portfolio	10.29%
U.S. Government Series	U.S. Government Portfolio	99.99%
Municipal Series	Municipal Portfolio	99.99%

The Schedule of Investments for each portfolio is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - March 31, 2005 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Commercial Paper – 29.9%
Amstel Funding Corporation	2.70%	05/02/05	$30,000,000	$29,930,766
	2.96	05/31/05	15,050,000	14,976,255
Atlantic Asset Securitization Corporation	2.80	04/08/05	20,024,000	20,013,098
	2.76	04/11/05	25,000,000	24,980,903
AWB Harvest Finance Ltd.(+)	3.34	09/30/05	25,000,000	24,581,652
Beta Finance, Inc.	2.67	04/25/05	16,405,000	16,376,018
Caisse Nationale Des Caisses D’ Epangne	1.72	05/04/05	25,000,000	24,961,271
Charta LLC	3.01	06/10/05	25,000,000	24,854,652
	3.01	06/17/05	20,000,000	19,872,094
Citigroup Global Markets Holdings	2.71	04/22/05	20,000,000	19,968,500
Crown Point Capital Corporation LLC	2.93	05/24/05	12,222,000	12,169,459
Depfa Bank PLC	3.21	08/29/05	25,000,000	24,669,792
Eiffel Funding LLC	2.79	05/09/05	25,000,000	24,926,640
	3.02	06/21/05	25,000,000	24,831,250
Fairway Finance Corporation	3.30	09/22/05	14,408,000	14,181,674
Grampian Funding Ltd.	3.22	08/22/05	6,000,000	5,924,329
HBOS Treasury Services PLC	2.89	06/07/05	20,000,000	19,893,172
Ivory Funding Corporation	2.71	04/29/05	13,747,000	13,718,238
	3.03	06/30/05	16,025,000	15,904,412
Kitty Hawk Funding Corporation	2.80	04/27/05	22,423,000	22,377,818
	2.72	05/10/05	15,000,000	14,956,125
Picaros Funding LLC	2.77	04/14/05	25,000,000	24,975,084
Preferred Receivables Funding Corporation	2.82	05/10/05	25,000,000	24,923,896
Sigma Finance Corporation	2.87	05/12/05	20,000,000	19,934,856
Tulip Funding Corporation	2.92	06/01/05	10,000,000	9,950,861
UBS Finance	2.80	05/18/05	15,325,000	15,269,379
White Pine Finance LLC	3.29	09/23/05	10,173,000	10,012,775
Yorktown Capital LLC	2.78	04/12/05	25,000,000	24,978,764
				544,113,733

Variable Rate Notes(*) – 30.6%
Bear Stearns - EMC Mortgage Corporation	3.03	04/01/05	75,000,000	75,000,000
Bear Stearns Companies, Inc.	2.62	04/05/05	25,000,000	25,000,000
Beta Finance, Inc.	2.83	04/01/05	25,000,000	25,000,573
Canadian Imperial Bank of Commerce of NY	2.69	04/04/05	10,000,000	9,996,528
Caterpillar Finance Services Corporation	3.12	06/01/05	10,000,000	10,000,000
Credit Suisse First Boston USA, Inc.	2.72	04/06/05	55,000,000	55,002,880
First Tennessee Bank NA	3.05	06/30/05	8,000,000	8,001,620
General Electric Capital Corporation	2.71	05/03/05	20,000,000	20,039,782
	3.04	05/12/05	15,000,000	15,001,899
Goldman Sachs Group, Inc., Promissory Note(†)	2.89	04/01/05	50,000,000	50,000,000
HSBC USA, Inc.	3.03	06/16/05	35,000,000	35,007,608
K2 (USA) LLC	3.04	04/01/05	25,000,000	25,005,652
Links Securities LLC(+)	2.85	04/05/05	55,000,000	54,983,500
Morgan Stanley, Dean Witter & Co.	2.75	04/01/05	50,000,000	50,000,000
	2.50	04/15/05	10,000,000	10,000,000
Royal Bank of Canada	2.67	04/11/05	14,000,000	14,000,000
Sigma Finance Corporation	3.13	08/16/05	25,000,000	24,997,790
Westpac Banking Corporation	2.90	06/13/05	50,000,000	50,000,000
				557,037,832

U.S. Government Agency Fixed Rate Obligations – 10.0%
Federal Home Loan Bank(#)	1.30%	04/19/05	$100,000,000	$100,000,000
Federal National Mortgage Association	1.37	05/03/05	35,000,000	34,999,712
	1.65	05/16/05	35,000,000	35,000,000
	1.66	05/20/05	12,000,000	12,004,363
				182,004,075

Certificates Of Deposit – 5.2%
Credit Agricole Indosuez	1.50	05/04/05	50,000,000	50,000,000
HSBC USA, Inc.	1.56	04/22/05	20,000,000	20,000,000
Societe Generale Euro	3.20	09/15/05	25,000,000	25,000,000
				95,000,000

Time Deposits – 11.6%
Chase Manhattan Bank	2.84	04/01/05	50,000,000	50,000,000
Citibank	2.81	04/01/05	11,000,000	11,000,000
Keybank	2.84	04/01/05	50,000,000	50,000,000
National City Bank	2.81	04/01/05	50,000,000	50,000,000
Suntrust Bank	2.81	04/01/05	50,000,000	50,000,000
				211,000,000

Asset Backed Securities – 1.7%
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	2.79	04/12/05	31,814,652	31,814,652

Repurchase Agreements – 15.1%
Credit Suisse First Boston Putable Repurchase Agreement, dated 04/08/04, with a final maturity date of 05/02/05, interest receivable at March 31, 2005 of $1,502,375, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 4.61% and maturities ranging from 09/07/05 to 10/10/13, with an aggregate market value of $102,002,553	1.52	04/07/05	100,000,000	100,000,000

Goldman Sachs Repurchase Agreement, dated 03/31/05, with a maturity value of $51,004,094, collateralized by U.S. Government Agency Obligations with rates ranging from 4.50% to 7.50% and maturities ranging from 02/01/07 to 10/01/34, with an aggregate market value of $52,020,001	2.89	04/01/05	51,000,000	51,000,000

Morgan Stanley Repurchase Agreement, dated 03/31/05, with a maturity value of $124,009,920, collateralized by U.S. Government Agency Obligations with rates of 0.00% and maturities ranging from 05/18/05 to 11/04/05, with an aggregate market value of $126,483,084	2.88	04/01/05	124,000,000	124,000,000
				275,000,000

Total Investments, at Amortized Cost – 104.1%				1,895,970,292

Other assets and liabilities, net – (4.1%)				(75,403,044)

Net Assets – 100.0%				$1,820,567,248

Notes:
(+)	All or a portion of security is a forward commitment.
(#)	All or a portion of this security is segregated to cover forward commitments.
(*)

Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(†)	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Prime Portfolio

Schedule of Investments - March 31, 2005 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Commercial Paper – 42.0%
Atlantic Asset Securitization Corporation	2.81%	04/13/05	$5,000,000	$4,995,316
CRC Funding LLC	2.83	05/09/05	5,000,000	4,985,116
Credit Suisse First Boston USA, Inc.	2.81	04/15/05	6,390,000	6,383,042
Crown Point Capital Corporation LLC	2.93	05/24/05	6,000,000	5,974,206
Edison Asset Securitization	3.31	09/12/05	5,400,000	5,319,804
Eiffel Funding LLC	2.81	04/26/05	6,000,000	5,988,333
Fairway Finance Corporation	2.83	05/09/05	4,720,000	4,705,950
Jupiter Securitization Corporation	2.79	04/25/05	6,130,000	6,118,639
Park Avenue Receivables Corporation	2.80	04/19/05	6,000,000	5,991,630
Picaros Funding LLC	3.13	07/26/05	5,000,000	4,950,056
Preferred Receivables Funding Corporation	2.80	04/20/05	6,000,000	5,991,165
Sheffield Receivables Corporation	2.80	04/19/05	6,000,000	5,991,630
Thunder Bay Funding LLC	2.59	04/01/05	6,500,000	6,500,000
Westpac Banking Corporation	2.98	06/16/05	6,000,000	5,962,506
White Pine Finance LLC	2.79	04/12/05	4,705,000	4,700,989
				84,558,382

Variable Rate Notes(*) – 7.9%
General Electric Capital Corporation	2.72	04/11/05	2,000,000	2,002,548
	2.69	04/18/05	5,400,000	5,404,362
Nationwide Building Society	2.95	06/28/05	2,500,000	2,499,830
Royal Bank of Canada	2.67	04/11/05	1,000,000	1,000,000
Sigma Finance Corporation	3.03	04/01/05	5,000,000	5,000,318
				15,907,058

Corporate Debt – 17.8%
Associates Corporation of North America	2.14	06/15/05	8,839,000	8,919,408
Bank of America Corporation	2.18	05/12/05	2,000,000	2,010,963
	2.09 - 2.12	05/16/05	5,647,000	5,686,888
	2.65	09/15/05	1,250,000	1,275,862
Citifinancial Commercial Credit	2.13 - 2.14	06/01/05	2,880,000	2,900,728
Citigroup Global Markets Holdings	2.13	06/15/05	1,600,000	1,613,392
Swiss Bank Corporation NY	3.02	07/15/05	500,000	504,953
Wells Fargo Financial	2.14	05/03/05	1,500,000	1,507,084
	2.14	06/01/05	1,160,000	1,168,819
	2.27	08/24/05	10,000,000	10,195,524
				35,783,621

U.S. Government Agency Fixed Rate Obligations – 2.7%
Federal Home Loan Bank	1.40	04/01/05	4,000,000	4,000,000
	1.90	04/15/05	1,500,000	1,501,552
				5,501,552

U.S. Government Agency Variable Rate Obligations(*) – 1.0%
Federal Farm Credit Bank	2.89	04/14/05	2,000,000	1,999,989

Asset Backed Securities – 7.8%
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	2.79	04/12/05	10,604,885	10,604,885
USAA Auto Owner Trust 2004-2 A1	1.83	07/15/05	77,066	77,066
USAA Auto Owner Trust 2004-3 A1	2.44	05/22/05	4,991,280	4,991,280
				15,673,231

Yankee Notes – 2.7%
Quebec Province	2.68%	05/09/05	$5,450,000	$5,434,698

Repurchase Agreements – 17.4%
Credit Suisse First Boston Putable Repurchase Agreement, dated 04/08/04, with a final maturity date of 05/02/05, interest receivable at March 31, 2005 of $150,238, collateralized by a U.S. Government Agency Obligation with a rate of 4.61% and a maturity of 10/10/13, with an aggregate market value of $10,201,866	1.52	04/07/05	10,000,000	10,000,000

Goldman Sachs Repurchase Agreement, dated 3/31/05, with a maturity value of $10,000,803, collateralized by U.S. Government Agency Obligations with rates ranging from 5.50% to 6.00% and maturities ranging from 10/01/16 to 09/01/34, with an aggregate market value of $10,200,001	2.89	04/01/05	10,000,000	10,000,000

Morgan Stanley Repurchase Agreement, dated 03/31/05, with a maturity value of $15,001,200, collateralized by a U.S. Government Agency Obligation with a rate of 0.00% and a maturity of 11/04/05, with an aggregate market value of $15,303,125	2.88	04/01/05	15,000,000	15,000,000
				35,000,000

			Shares
Mutual Funds – 0.0%
JP Morgan Chase Institutional Prime Money Market Fund			46,400	46,400
				46,400

Total Investments, at Amortized Cost – 99.3%				199,904,931

Other assets and liabilities, net – 0.7%				1,474,851

Net Assets – 100.0%				$201,379,782

Notes:

(*)

Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Treasury Portfolio

Schedule of Investments - March 31, 2005 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Treasury Obligations – 92.7%

U.S. Treasury Bills	2.27 - 2.60%	04/07/05	$70,000,000	$69,972,050
	2.67 - 2.68	04/14/05	30,000,000	29,971,902
	2.37 - 2.38	04/28/05	30,000,000	29,947,633
	2.66	05/12/05	10,000,000	9,970,286
	2.58	05/19/05	10,000,000	9,966,347
	2.74	06/09/05	30,000,000	29,845,325
	2.61	06/16/05	25,000,000	24,865,680
	2.75	07/07/05	20,000,000	19,855,147
	2.83 - 2.87	07/14/05	35,000,000	34,719,157
	2.77	08/11/05	15,000,000	14,851,775
	3.14	09/22/05	15,000,000	14,779,238
				288,744,540

			Shares
Mutual Funds – 7.3%
Dreyfus Treasury Prime Cash Fund			21,036,710	21,036,710
Nations Treasury Reserves Money Market Fund			1,758,107	1,758,107
				22,794,817

Total Investments, at Amortized Cost – 100.0%				311,539,357

Other assets and liabilities, net – (0.0%)				(22,028)

Net Assets – 100.0%				$311,517,329

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Treasury Plus Portfolio

Schedule of Investments - March 31, 2005 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Repurchase Agreements – 100.0%
Bear Stearns Repurchase Agreement, dated 03/31/05, with a maturity value of $200,014,722, collateralized by a U.S. Treasury Obligation with a rate of 8.75% and a maturity of 05/15/20, with an aggregate market value of $204,082,669	2.65%	04/01/05	$200,000,000	$200,000,000

Bear Stearns Repurchase Agreement, dated 03/31/05, with a maturity value of $250,019,583, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 6.125% and maturities ranging from 04/08/05 to 11/15/24, with an aggregate market value of $255,106,777	2.82	04/01/05	250,000,000	250,000,000

Credit Suisse First Boston Repurchase Agreement, dated 03/31/05, with a maturity value of $50,003,722, collateralized by U.S. Treasury Obligations with rates ranging from 3.00% to 4.00% and maturities ranging from 02/15/08 to 02/15/14, with an aggregate market value of $51,002,553	2.68	04/01/05	50,000,000	50,000,000

Credit Suisse First Boston Repurchase Agreement, dated 03/31/05, with a maturity value of $75,005,938, collateralized by U.S. Government Agency Obligations with rates ranging from 3.50% to 4.50% and maturities ranging from 09/15/07 to 01/15/14, with an aggregate market value of $76,500,237	2.85	04/01/05	75,000,000	75,000,000

Deutsche Bank Repurchase Agreement, dated 03/31/05, with a maturity value of $75,005,688, collateralized by a U.S. Treasury Obligation with a rate of 2.975% and a maturity of 01/16/05, with an aggregate market value of $76,500,217	2.73	04/01/05	75,000,000	75,000,000

JP Morgan Repurchase Agreement, dated 03/31/05, with a maturity value of $210,015,283, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 8.875% and maturities ranging from 05/15/18 to 08/15/27, with an aggregate market value of $214,200,035	2.62	04/01/05	210,000,000	210,000,000

Merrill Lynch Repurchase Agreement, dated 03/31/05, with a maturity value of $190,013,986, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 11.75% and maturities ranging from 08/15/14 to 11/15/17, with an aggregate market value of $193,802,178	2.65	04/01/05	190,000,000	190,000,000

Morgan Stanley Repurchase Agreement, dated 03/31/05 with a maturity value of $482,984,957, collateralized by U.S Treasury Obligations with rates ranging from 0.00% to 8.00% and maturities ranging from 07/15/12 to 01/15/25, with an aggregate market value of $492,609,000	2.67	04/01/05	482,949,138	482,949,138

Wachovia Capital LLC Repurchase Agreement, dated 03/31/05, with a maturity value of $230,016,931, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 8.125% and maturities ranging from 12/15/06 to 4/13/28, with an aggregate market value of $234,601,078	2.65	04/01/05	230,000,000	230,000,000
				1,762,949,138
Total Investments, at Amortized Cost – 100.0%				1,762,949,138

Other assets and liabilities, net – (0.0%)				(93,185)

Net Assets – 100.0%				$1,762,855,953

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac U.S. Government Portfolio

Schedule of Investments - March 31, 2005 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

U.S. Government Agency Fixed Rate Obligations – 34.3%
Federal Home Loan Mortgage Corporation	2.77%	06/21/05	$30,000,000	$29,815,050
	2.55	06/27/05	25,000,000	24,848,354
	2.75	07/05/05	20,000,000	19,854,862
	2.89	08/09/05	25,000,000	24,742,708
	3.06	01/10/06	20,000,000	19,517,200
Federal National Mortgage Association	2.33	04/06/05	4,116,000	4,114,680
	1.31	04/22/05	25,000,000	25,000,000
	2.75	05/02/05	25,000,000	24,941,014
	1.36	05/03/05	15,000,000	14,999,878
	1.93	05/20/05	10,000,000	10,003,635
	1.85	06/03/05	42,000,000	42,000,000
	2.68	06/06/05	20,000,000	19,901,734
	2.21	06/24/05	10,000,000	9,949,134
	2.84	08/03/05	20,000,000	19,804,700
	2.84	11/15/05	15,000,000	14,968,656
	2.27	11/17/05	2,900,000	2,887,298
				307,348,903

U.S. Government Agency Variable Rate Obligations(*) – 34.6%
Federal Farm Credit Bank	2.59	04/01/05	25,000,000	24,999,578
	2.73	04/20/05	14,025,000	14,021,756
	2.64	04/29/05	3,500,000	3,499,946
Federal Home Loan Bank	2.71 - 2.79	04/01/05	40,000,000	39,999,667
	2.70 - 2.71	04/25/05	31,145,000	31,144,734
Federal National Mortgage Association	2.66	04/01/05	75,000,000	74,999,160
	2.89	04/05/05	20,000,000	20,010,282
	2.76	04/15/05	20,000,000	19,993,854
	2.75	04/21/05	25,000,000	24,992,112
	2.78	04/29/05	30,000,000	29,989,112
	2.91	06/06/05	25,500,000	25,488,874
				309,139,075

Repurchase Agreements – 30.8%
Credit Suisse First Boston Putable Repurchase Agreement, dated 04/08/04, with a final maturity date of 05/02/05, interest receivable at March 31, 2005 of $600,950, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 6.125% and maturities ranging from 12/09/05 to 06/19/28, with an aggregate market value of $40,801,468	1.52	04/07/05	40,000,000	40,000,000

Goldman Sachs Repurchase Agreement, dated 03/31/05, with a maturity value of $125,010,035, collateralized by U.S. Government Agency Obligations with rates ranging from 5.00% to 6.50% and maturities ranging from 10/01/16 to 11/01/31, with an aggregate market value of $127,500,000	2.89	04/01/05	125,000,000	125,000,000

Morgan Stanley Repurchase Agreement, dated 03/31/05, with a maturity value of $111,008,880, collateralized by U.S. Government Agency and U.S. Treasury Obligations with rates of 0.00% and maturities ranging from 04/21/05 to 05/18/05, with an aggregate market value of $113,439,424	2.88	04/01/05	111,000,000	111,000,000
				276,000,000

	Shares
Mutual Funds – 0.1%
Federated Government Obligation Money Market Fund	708,367	$708,367
		708,367

Total Investments, at Amortized Cost – 99.8%		893,196,345

Other assets and liabilities, net – 0.2%		1,441,696

Net Assets – 100.0%		$894,638,041

Notes:

(*)

Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Municipal Portfolio

Schedule of Investments - March 31, 2005 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Variable Rate Demand Notes(*) – 66.7%

Alaska–1.4%
Valdez Marine Terminal, BP Pipelines, Inc. Project	2.30%	04/01/05	$550,000	$550,000
Valdez Marine Terminal, Exxon Pipeline Co. Project	2.22	04/01/05	3,000,000	3,000,000
				3,550,000
California–2.3%
California State Department of Water Resources, LOC: BNP Paribas	2.30	04/01/05	6,000,000	6,000,000

Colorado–2.9%
Colorado Housing & Finance Authority, Insurer: FNMA	2.26	04/06/05	7,500,000	7,500,000
				7,500,000
Connecticut–5.5%
Connecticut State Health & Educational Facilities Authority, Yale University	2.17	04/06/05	650,000	650,000
	2.15	04/07/05	350,000	350,000
Connecticut State Health & Educational Facilities Authority, Yale University, LOC: Dexia Credit Local de France	2.40	04/01/05	15,000	15,000
Connecticut State, SPA: Bayerische Landesbank	2.22	04/07/05	13,300,000	13,300,000
				14,315,000
Georgia–1.9%
Metropolitan Atlanta Rapid Transit Authority, LOC: Bayerische Landesbank	2.22	04/06/05	5,000,000	5,000,000

Illinois–9.1%
Chicago Board of Education, SPA: Depfa Bank PLC, Insurer: FSA	2.30	04/01/05	2,500,000	2,500,000
Chicago O’Hare International Airport, LOC: Societe Generale	2.23	04/06/05	3,245,000	3,245,000
Illinois Health Facilities Authority, Gottlieb Memorial Hospital, SPA: Harris Trust & Savings Bank	2.14	04/06/05	8,600,000	8,600,000
Illinois Health Facilities Authority, Resurrection Healthcare Corporation SPA: Bank One N.A., Insurer: FSA	2.31	04/01/05	800,000	800,000
Illinois Health Facilities Authority, Rush Presbyterian Hospital - St. Luke’s Medical Center, LOC: Northern Trust Company	2.28	04/06/05	2,000,000	2,000,000
Illinois Health Facilities Authority, Rush Presbyterian Hospital - St. Luke’s Medical Center, SPA: Bank One N.A., Insurer: MBIA	2.28	04/06/05	1,500,000	1,500,000
Illinois State - Series B, SPA: Depfa Bank PLC	2.27	04/06/05	5,000,000	5,000,000
				23,645,000
Indiana–0.8%
Indiana State Educational Facilities Authority, University of Notre Dame Du Lac, LOC: Bank of America NA	2.20	04/07/05	2,000,000	2,000,000

Kentucky–1.2%
Kentucky Economic Development Finance Authority, Baptist Health Care System, Insurer: MBIA	2.29	04/01/05	3,100,000	3,100,000

Massachusetts–4.9%
Boston Water and Sewer Commission, LOC: State Street Bank and Trust Co.	2.13 - 2.25	04/07/05	5,450,000	5,450,000
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program, LOC: State Street Bank & Trust Co., Insurer: MBIA	2.22	04/01/05	225,000	225,000
Massachusetts State, Central Artery Project, LOC: Landesbank Baden	2.31	04/01/05	7,050,000	7,050,000
Massachusetts State, SPA: Landesbank Hessen-Thueringen Girozentrale	1.97	04/07/05	100,000	100,000
				12,825,000

Michigan–4.8%
Detroit Water Supply Systems, Insurer: FGIC	2.27%	04/06/05	$10,000,000	$10,000,000
Michigan State Housing Development Authority, Insurer: MBIA	2.27	04/07/05	2,600,000	2,600,000
				12,600,000
Minnesota–0.2%
Hennepin County, LOC: Landesbank Hessen-Thueringen Girozentrale	2.13	04/07/05	65,000	65,000
Minneapolis, LOC: Dexia Credit Local de France	2.13	04/07/05	65,000	65,000
North Suburban Hospital District of Anoka & Ramsey Counties, LOC: Wells Fargo Bank NA	2.05	04/06/05	500,000	500,000
				630,000
Mississippi–0.1%
Jackson County Port Facility, Chevron Corporation	2.30	04/01/05	150,000	150,000

Missouri–2.9%
Missouri State Health & Educational Facilities Authority, Deaconess Long Term Care, LOC: Bank One NA	2.29	04/07/05	7,500,000	7,500,000
Missouri State Health & Educational Facilities Authority, The Washington University, SPA: JP Morgan Chase Bank	2.30	04/01/05	150,000	150,000
				7,650,000
Nevada–1.7%
Clark County School District, SPA: State Street Bank & Trust Co., Insurer: FSA	2.22	04/01/05	4,300,000	4,300,000

New Hampshire–2.7%
New Hampshire Health & Education Facilities Authority, Dartmouth College	2.22	04/06/05	7,090,000	7,090,000

New Jersey–0.1%
New Jersey Economic Development Authority, United Water, Inc., SPA: Bank of New York, Insurer: AMBAC	2.29	04/01/05	110,000	110,000

New Mexico–1.5%
Hurley Pollution Control Revenue Bond, British Petroleum Company	2.30	04/01/05	3,900,000	3,900,000

New York–16.2%
New York City Housing Development Corporation Multifamily Revenue Bond, RBNB Wall Street Owner, LOC: HSBC Direct Pay	2.26	04/06/05	10,000,000	10,000,000
New York City Transitional Finance Authority, New York City Recovery, SPA: Bank of New York	2.32	04/01/05	5,575,000	5,575,000
New York City, LOC: State Street Bank & Trust Co.	2.28	04/01/05	300,000	300,000
New York City, LOC: Toronto Dominion Bank	2.24	04/06/05	5,000,000	5,000,000
New York State Dormitory Authority Revenue Bond, LOC: Dexia Credit Local de France, Insurer: FSA	2.24	04/07/05	10,000,000	10,000,000
New York State Housing Finance Agency, Normandie CT I, LOC: Landesbank Hessen-Thueringen Girozentrale	2.22	04/06/05	880,000	880,000
New York State Local Government Assistance Corporation Tax Revenue Bond, LOC: Societe Generale	2.20	04/06/05	10,480,000	10,480,000
				42,235,000
North Carolina–2.3%
North Carolina Educational Facilities Finance Agency, Duke University	2.24	04/07/04	5,350,000	5,350,000
North Carolina State, LOC: Landesbank Hessen-Thueringen Girozentrale	2.19	04/06/05	500,000	500,000
				5,850,000
Ohio–1.5%
Cleveland Income Tax Revenue Bond, SPA: Toronto Dominion Bank, Insurer: AMBAC	2.23	04/06/05	3,915,000	3,915,000

Pennsylvania–0.9%
Delaware County Industrial Development Authority, General Electric Capital Corporation	2.25%	04/06/05	$2,300,000	$2,300,000
Lehigh County Industrial Development Authority Pollution Control Revenue Bond, Alleghany Electric Cooperative, Inc., LOC: Rabobank Nederland	2.03	04/06/05	90,000	90,000
				2,390,000
Texas–0.5%
Harris County Health Facilities Development Authority, Texas Children’s Hospital, SPA: JP Morgan Chase Bank, Insurer: MBIA	2.31	04/01/05	615,000	615,000
Port of Port Arthur Navigation District Pollution Control Revenue Bond, Texaco, Inc.	2.30	04/01/05	600,000	600,000
Southwest Higher Education Authority, Inc., Southern Methodist University, LOC: Landesbank Hessen-Thueringen Girozentrale	2.29	04/01/05	185,000	185,000
				1,400,000
Virginia–0.1%
Peninsula Port Authority, Dominion Terminal Associates, LOC: U.S. Bank Trust NA	2.29	04/01/05	300,000	300,000

Washington–0.9%
Washington State Public Power Supply System, LOC: Bank of America NA	2.28	04/06/05	425,000	425,000
Washington State Public Power Supply System, LOC: JP Morgan Chase Bank	2.25	04/06/05	1,800,000	1,800,000
Washington State, SPA: Landesbank Hessen-Thueringen Girozentrale	2.15	04/06/05	100,000	100,000
				2,325,000
West Virginia–0.2%
Marshall County Pollution Control Revenue Bond, Ohio Power Co., LOC: Royal Bank of Scotland	2.31	04/01/05	440,000	440,000

Wyoming–0.1%
Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corporation	2.19	04/01/05	300,000	300,000
Sublette County Pollution Control Revenue Bond, Exxon Mobil Corporation	2.19	04/01/05	65,000	65,000
				365,000
				173,585,000

Fixed Rate Demand Notes – 32.6%

Arizona–3.5%
Salt River Project, Agricultral Improvement & Power District	1.90	04/04/05	9,085,000	9,085,000

Colorado–5.8%
Colorado State General Fund Revenue Bond	1.57	06/27/05	15,000,000	15,050,501

Florida–2.6%
Jacksonville Electric Authority	1.60	04/07/05	6,800,000	6,800,000

Nebraska–5.9%
Lincoln Electric System	1.90	04/05/05	9,700,000	9,700,000
Omaha Public Power District	2.30	05/04/05	5,700,000	5,700,000
				15,400,000
New Jersey–2.9%
New Jersey State Tax and Revenue Anticipation Notes	1.50	06/24/05	7,500,000	7,525,578

New Mexico–3.9%
New Mexico State Tax and Revenue Anticipation Notes	1.91	06/30/05	10,000,000	10,051,144

Texas–4.6%
Texas State Tax and Revenue Anticipation Notes	1.57 - 2.10%	08/31/05	$12,000,000	$12,052,046

Wisconsin–3.4%
Wisconsin State	1.90	04/05/05	6,000,000	6,000,000
	1.90	04/07/05	3,000,000	3,000,000
				9,000,000
				84,964,269

			Shares
Mutual Funds - 0.3%
Goldman Sachs Financial Square Tax Free Money Market Fund			417,670	417,670
SEI Tax-Exempt Institutional Money Market Fund			263,352	263,352
				681,022

Total Investments, at Amortized Cost - 99.6%				259,230,291

Other assets and liabilities, net – 0.4%				1,166,776

Net Assets - 100.0%				$260,397,067

Notes:

(*)

Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

AMBAC - AMBAC Financial Group, Inc.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Holdings Ltd.
LOC - Letter of Credit
MBIA - MBIA Insurance Corp.
SPA - Standby Purchase Agreement

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Master Portfolio

Notes to the Schedule of Investments

March 31, 2005 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio, and the Merrimac Municipal Portfolio, collectively the “Portfolios”, are separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio’s use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement.

C.  Repurchase Agreements

It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Series

	By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	May 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	May 16, 2005

	By:	/S/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date	May 16, 2005